Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	[1]
Profit or loss [abstract]
Revenue from product sales	$ 4,501	$ 4,029	$ 4,595
Cost of sales	(3,362)	(2,857)	(2,829)
(Loss) gain on non-hedge derivatives and other commodity contracts	(6)	0	(19)
Gross profit	1,133	1,172	1,747
Corporate administration, marketing and related expenses	(79)	(73)	(68)
Exploration and evaluation costs	(205)	(164)	(124)
Impairment, derecognition of assets and profit (loss) on disposal	(304)	11	(1)
Other (expenses) income	(26)	(136)	(57)
Operating profit	519	810	1,497
Interest income	81	58	27
Dividend received	0	0	2
Foreign exchange and fair value adjustments	(128)	(43)	0
Finance costs, unwinding of obligations and cash repatriation fee	(149)	(116)	(177)
Share of associates and joint ventures’ profit	166	249	278
Loss before taxation	489	958	1,627
Taxation	(173)	(312)	(625)
Profit after taxation from continuing operations	316	646	1,002
Discontinued operations
Profit (loss) from discontinued operations	0	0	7
Profit (loss) for the year	316	646	1,009	[2]
Equity shareholders
- Continuing operations	297	622	984
- Discontinued operations	0	0	7
Non-controlling interests
- Continuing operations	$ 19	$ 24	$ 18
Basic earnings (loss) per ordinary share
Basic earnings (loss) per ordinary share (USD per share)	$ 0.71	$ 1.48	$ 2.36
Earnings per ordinary share from continuing operations (USD per share)	0.71	1.48	2.34
Earnings (loss) per ordinary share from discontinued operations (USD per share)	0	0	0.02
Diluted earnings (loss) per ordinary share
Diluted earnings (loss) per ordinary share (USD per share)	0.71	1.48	2.36
Earnings per ordinary share from continuing operations (USD per share)	0.71	1.48	2.34
Earnings (loss) per ordinary share from discontinued operations (USD per share)	$ 0	$ 0	$ 0.02

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[2]	The (Accumulated losses) Retained earnings balances have been restated, where indicated, due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.